Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 1,166	$ 1,163
Intangible assets, net	$ 452	493
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	7 years
Intangible Assets, cost	$ 388	386
Intangible Assets, accumulated depreciation	$ (194)	(175)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	4 years
Intangible Assets, cost	$ 474	463
Intangible Assets, accumulated depreciation	$ (362)	(360)
Patent And License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	7 years
Intangible Assets, cost	$ 304	314
Intangible Assets, accumulated depreciation	$ (158)	$ (135)